Weighted average basic and diluted number of common shares outstanding	12 Months Ended
Dec. 31, 2018
Weighted average basic and diluted number of common shares outstanding [abstract]
Weighted average basic and diluted number of common shares outstanding
14.   Weighted average basic and diluted number of common shares outstanding

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Basic weighted average number of shares	42,639,530	40,194,660
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	42,639,530	40,194,660

Diluted weighted average number of common shares for the year ended December 31, 2018 excludes 3,159,993 (2017: 2,316,264) anti-dilutive stock options and 4,858,845 (2017: 5,167,391) anti-dilutive warrants.